Share Capital (Information) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation	8,002,792	53,312,559	15,982,154
Payment for common shares repurchased for cancellation	$ 625,000,000
Average cost shares repurchased for cancellation	$ 78.07	$ 84.34	$ 69.17
Dividends paid, ordinary shares		$ 1,019,000,000	$ 1,046,000,000
Dividend Declared Per Share		$ 1.92	$ 1.84
Common shares, debt and other securities authorized for issuance		$ 5,000,000,000
First Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share		$ 0.48
Dividend Declaration Date		February 16, 2022	February 17, 2021
Second Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declaration Date		May 18, 2022	May 17, 2021
Third Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declaration Date		August 4, 2022	August 9, 2021
Forth Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declaration Date		November 3, 2022	November 1, 2021
Number of Common Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation			(210,173)
Dividends paid, ordinary shares		$ 0	$ 0
Issued capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		0	0
Additional paid-in capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		0	0
Accumulated other comprehensive income [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		0	0
Retained earnings [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 1,019,000,000	$ 1,046,000,000
Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation		710,100
Maximum Number Of Common Shares Repurchased For Cancellation				28,572,458
Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation		22,186,395
Maximum Number Of Common Shares Repurchased For Cancellation			28,468,448
Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased		10.00%
Number of common shares repurchased for cancellation		47,108,318
Maximum Number Of Common Shares Repurchased For Cancellation		55,111,110
Equity Attributable To Owners Of Parent [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ (1,019,000,000)	$ (1,046,000,000)
Noncontrolling Interests [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares		$ 0	$ 0
Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased		5.00%
Number of common shares repurchased for cancellation		0
Maximum Number Of Common Shares Repurchased For Cancellation	24,962,194
Dividend declared [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Ordinary Shares Amount Paid		$ 265,000,000
Dividend Declared Per Share		$ 0.53
Dividend declared [Member] | Issued capital [Member] | First Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share			$ 0.46
Dividend declared [Member] | Issued capital [Member] | Second Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share		0.48	0.46
Dividend declared [Member] | Issued capital [Member] | Third Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share		0.48	0.46
Dividend declared [Member] | Issued capital [Member] | Forth Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share		$ 0.48	$ 0.46
Share repurchase program [Member] | Number of Common Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation		(53,312,559)	(15,982,154)
Share repurchase program [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased		5.00%
Share repurchase program [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased		5.00%
Expiry Date [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		February 26, 2021
Expiry Date [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		February 28, 2022
Expiry Date [Member] | Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		February 7, 2023
Expiry Date [Member] | Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		February 29, 2024
Commencement Date [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		February 27, 2020
Commencement Date [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		March 1, 2021
Commencement Date [Member] | Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		March 1, 2022
Commencement Date [Member] | Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase		March 1, 2023